Income Tax Expense - Schedule of Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Not Recognized as Deferred Income Tax Assets (Details) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	₩ 12,536
Unused tax credit carryforwards	1,789
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	1,023
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	2,648
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	1,127
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	1,821
Unused tax credit carryforwards	175
After 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused loss carryforwards	5,917
Unused tax credit carryforwards	₩ 1,614